As filed with the Securities and Exchange Commission on November 12, 2004

                                                            File Nos. 333-110037
                                                                       811-21460


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No. __          /___/

                           Post-Effective Amendment No. _5__         /_X__/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No. 6__                        /_X__/

                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                    60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Series Trust II
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     __ immediately upon filing pursuant to paragraph (b)
     _X__ on December 1, 2004 pursuant to paragraph (b)
     __ 60 days after filing pursuant to paragraph (a)(1)

     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

     _X___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
-----------------------------------    ----------------     --------------------

Multiclass prospectus for
Pioneer Growth Opportunities Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Multiclass prospectus for
Pioneer Municipal Bond Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Multiclass prospectus for
Pioneer California Tax Free
Income Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Multiclass prospectus for
Pioneer Tax Free Money Market Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Investor Class Shares prospectus
for Pioneer Growth Opportunities
Fund dated [xxx], 2004                September 1, 2004     0001016964-04-000380

Investor Class Shares prospectus
for Pioneer Municipal Bond
Fund dated [xxx], 2004                September 1, 2004     0001016964-04-000380

Investor Class Shares prospectus
for Pioneer California Tax Free
Income Fund dated [xxx], 2004         September 1, 2004     0001016964-04-000380

Investor Class Shares prospectus
for Pioneer Tax Free Money Market
Fund dated [xxx], 2004                September 1, 2004     0001016964-04-000380

Statement of Additional
Information for Pioneer
Growth Opportunities Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Statement of Additional
Information for Pioneer
Municipal Bond Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Statement of Additional
Information for Pioneer
California Tax Free Income Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Statement of Additional
Information for Pioneer
Tax Free Money Market Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

                           PART C - OTHER INFORMATION

Item 22.  Exhibits

       (a)(1) Agreement and Declaration of Trust.(1)
       (a)(2) Amendment to Agreement and Declaration of Trust.(7)
       (a)(2) Certificate of Trust.(1)
       (b)    By-Laws.(2)
       (c)    None.
       (d)    Management Contract for Pioneer Papp Stock Fund.(5)
       (d)(2) Management Contract for Pioneer Papp Small and Mid Cap
              Growth Fund. (5)
       (d)(3) Management Contract for Pioneer Papp Strategic Growth
              Fund. (5)
       (d)(4) Management Contract for Pioneer Papp America-Pacific
              Rim Fund. (5)
       (d)(5) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp Stock Fund.(5)
       (d)(6) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp Small and Mid Cap Growth Fund.(5)
       (d)(7) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp Strategic Growth Fund.(5)
       (d)(8) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp America-Pacific Rim Fund.(5)
       (d)(9) Form of Management Contract for Pioneer Growth Opportunities
              Fund. (7)
       (d)(10)Form of Management Contract for Pioneer Municipal Bond
              Fund. (7)
       (d)(11)Form of Management Contract for Pioneer California Tax Free Income
              Fund. (7)
       (d)(12)Form of Management Contract for Pioneer Tax Free Money Market
              Fund. (7)
       (e)(1) Underwriting Agreement.(5)
       (e)(2) Form of Underwriting Agreement.(7)
       (e)(2) Form of Dealer Sales Agreement.(7)
       (f)    None.
       (g)    Custodian Agreement.(7)
       (h)(1) Investment Company Service Agreement.(7)
       (h)(2) Administration Agreement.(7)
       (h)(3) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp Stock Fund.(5)
       (h)(4) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp Small and Mid Cap Growth Fund.(6)
       (h)(5) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp Strategic Growth Fund.(5)
       (h)(6) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp America-Pacific Rim Fund.(6)
       (h)(7) Expense Limitation and Reimbursement Agreement for
              Pioneer Growth Opportunities Fund.(7)
       (h)(8) Expense Limitation and Reimbursement Agreement for
              Pioneer Municipal Bond Fund.(7)
       (h)(9) Expense Limitation and Reimbursement Agreement for
              Pioneer California Tax Free Income Fund.(7)
       (h)(10)Expense Limitation and Reimbursement Agreement for
              Pioneer Tax Free Money Market Fund.(7)
       (h)(11)Class R Service Plan for Pioneer Papp Stock Fund.(5)
       (h)(12)Class R Service Plan for Pioneer Papp Small and Mid Cap Growth
              Fund. (5)
       (h)(13)Class R Service Plan for Pioneer Papp Strategic Growth Fund. (5)
       (h)(14)Class R Service Plan for Pioneer Papp America-Pacific Rim Fund.(5)
       (h)(15)Agreement and Plan of Reorganization for Pioneer Papp
              Stock Fund.(5)
       (h)(16)Agreement and Plan of Reorganization for Pioneer Papp
              Small and Mid Cap Growth Fund.(5)
       (h)(17)Agreement and Plan of Reorganization for Pioneer Papp
              Strategic Growth Fund.(5)
       (h)(18)Agreement and Plan of Reorganization for Pioneer Papp
              America-Pacific Rim Fund.(5)
       (h)(19)Form of Agreement and Plan of Reorganization for Pioneer Growth
              Opportunities Fund.(7)
       (h)(20)Form of Agreement and Plan of Reorganization for Pioneer
              Municipal Bond Fund.(7)
       (h)(21)Form of Agreement and Plan of Reorganization for Pioneer
              California Tax Free Income Fund.(7)
       (h)(22)Form of Agreement and Plan of Reorganization for Pioneer Tax
              Free Money Market Fund.(7)
       (h)(23)Form of Class R Service Plan for Pioneer Growth Opportunities
              Fund. (7)
       (h)(24)Form of Class R Service Plan for Pioneer Municipal Bond Fund. (7)
       (h)(25)Form of Class R Service Plan for Pioneer California Tax Free
              Income Fund. (7)
       (h)(26)Form of Class R Service Plan for Pioneer Tax Free Money Market
              Fund. (7)
       (i)(1) Opinion of Counsel.(2)
       (i)(2) Opinion of Counsel. (8)
       (i)(3) Form of Opinion as to Tax Matters and Consent. (7)
       (j)    Consent of Independent Auditors.(6)
       (k)    None.
       (l)    None.
       (m)(1) Class A Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(2) Class A Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(3) Class A Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(4) Class A Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(5) Class B Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(6) Class B Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(7) Class B Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(8) Class B Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(9) Class C Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(10)Class C Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(11)Class C Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(12)Class C Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(13)Class R Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(14)Class R Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(15)Class R Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(16)Class R Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(17)Form of Class A Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(18)Form of Class A Distribution Plan for Pioneer Municipal Bond
              Fund.(7)
       (m)(19)Form of Class A Distribution Plan for Pioneer California Tax Free
              Income Fund.(7)
       (m)(20)Form of Class A Distribution Plan for Pioneer Tax Free Money
              Market Fund.(7)
       (m)(21)Form of Class B Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(22)Form of Class B Distribution Plan for Pioneer Municipal Bond
              Fund.(7)
       (m)(23)Form of Class B Distribution Plan for Pioneer California Tax Free
              Income Fund.(7)
       (m)(24)Form of Class B Distribution Plan for Pioneer Tax Free Money
              Market Fund.(7)
       (m)(25)Form of Class C Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(26)Form of Class C Distribution Plan for Pioneer Municipal Bond
              Fund.(7)
       (m)(27)Form of Class C Distribution Plan for Pioneer California Tax Free
              Income Fund.(7)
       (m)(28)Form of Class C Distribution Plan for Pioneer Tax Free Money
              Market Fund.(7)
       (m)(29)Form of Class R Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(30)Form of Class R Distribution Plan for Pioneer Municipal Bond
              Fund.(7)
       (m)(31)Form of Class R Distribution Plan for Pioneer California Tax Free
              Income Fund.(7)
       (m)(32)Form of Class R Distribution Plan for Pioneer Tax Free Money
              Market Fund.(7)
       (n)(1) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp Stock
              Fund.(5)
       (n)(2) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp Small
              and Mid Cap Growth Fund.(5)
       (n)(3) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp Strategic
              Growth Fund.(5)
       (n)(4) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (n)(5) Form of Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Growth
              Opportunities Fund.(7)
       (n)(6) Form of Multiclass Plan Pursuant to Rule 18f-3 for Pioneer
              Municipal Bond Fund.(7)
       (n)(7) Form of Multiclass Plan Pursuant to Rule 18f-3 for Pioneer
              California Tax Free Income Fund.(7)
       (n)(8) Form of Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Tax
              Free Money Market Fund.(7)
       (o)    Pioneer Code of Ethics.(5)
       (o)(1) Papp Code of Ethics (3)
       N/A    Powers of Attorney.(1)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC") on October 28, 2003 (Accession No. 0001265389-03-000007).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-14 (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC") on October 31, 2003 (Accession No. 0001265389-03-000010).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC") on January 20, 2004 (Accession No. 0001265389-04-000004).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC")on February 13, 2004 (Accession No. 0001265389-04-000014).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC")on June 8, 2004 (Accession No. 0001016964-04-000245).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC")on August 6, 2004 (Accession No. 0001016964-04-000341).

(7) Previously filed. Incorporated herein by reference from the exhibits filed in the registrant's Registration Statement on Form N-14 (File No. 333-118444) as filed with the Securities and Exchange Commission (the "SEC")on August 20, 2004 (Accession No. 0001145443-04-001274 ).

(8) Previously filed. Incorporated herein by reference from the exhibits filed in the registrant's Registration Statement on Form N-14 (File No. 333-118444) as filed with the Securities and Exchange Commission (the "SEC")on October 26, 2004 (Accession No. 0001145443-04-001626 ).

Item 23.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 24.  Indemnification

     Except for the Agreement and Declaration of Trust, dated September 2, 2003, as amended from time to time (the "Declaration"), establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                              LLP, 60 State Street, Boston, Massachusetts 02109

Item 26.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Scott C. Brandewiede   Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Juan Segui-Clausen     Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 27.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 28.  Management Services

     Not applicable.

Item 29.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 12th day of November, 2004.

                                             PIONEER SERIES TRUST II



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood                Dated:November 12, 2004)
         Osbert M. Hood
         Attorney-in-fact

                                  EXHIBIT INDEX


       Exhibit
       Number       Document Title